Profit/(Loss) Before Income Tax - Schedule of Profit/ (Loss) Before Income Tax (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)
Cost of inventories [Member]
Cost of sales
Cost of materials	RM 13,830,947	$ 3,286,510	RM 11,780,723	RM 18,679,518
Salaries and related costs [Member]
Cost of sales
Cost of materials	4,558,921	1,083,291	5,081,734	7,542,589
General and administrative expenses	1,860,017	441,977	1,717,475	1,818,024
General and administrative expenses
General and administrative expenses	1,860,017	441,977	1,717,475	1,818,024
Defined contribution plan [Member]
Cost of sales
Cost of materials	397,451	94,442	437,120	538,281
General and administrative expenses	215,438	51,192	204,689	213,089
General and administrative expenses
General and administrative expenses	215,438	51,192	204,689	213,089
Property, plant and equipment written off [Member]
Cost of sales
Cost of materials	13	3		1,802
Freight outwards [Member]
Cost of sales
Selling and distribution expenses	348,810	82,884	248,473	329,104
General and administrative expenses
Selling and distribution expenses	348,810	82,884	248,473	329,104
Short-term lease expenses - Rental of warehouse [Member]
Cost of sales
Selling and distribution expenses	52,807	12,548	56,689	388,728
General and administrative expenses
Selling and distribution expenses	52,807	12,548	56,689	388,728
Staff welfare [Member]
Cost of sales
General and administrative expenses	89,260	21,210	148,813	120,707
General and administrative expenses
General and administrative expenses	89,260	21,210	148,813	120,707
Directors’ remuneration [Member]
Cost of sales
General and administrative expenses	378,442	89,925	184,401	186,049
General and administrative expenses
General and administrative expenses	378,442	89,925	184,401	186,049
Legal and professional fees [Member]
Cost of sales
General and administrative expenses	2,769,197	658,017	317,838	204,233
General and administrative expenses
General and administrative expenses	2,769,197	658,017	317,838	204,233
Short-term lease expenses - Rental of office [Member]
Cost of sales
General and administrative expenses	12,000	2,851	6,000	8,908
General and administrative expenses
General and administrative expenses	RM 12,000	$ 2,851	RM 6,000	RM 8,908